Subsequent Events	6 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	13 - Subsequent Events As of October 25, 2023, the Company has determined that the market condition for the 2019 AEP has been met and, therefore, will vest at 100%.